OPERATING COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Costs [Abstract]
Cost of equipment sales	$ 2,254	$ 2,284
Merchandise for resale	242	231
Other external purchases	4,360	4,509
Employee salaries, benefits, and stock-based compensation	2,005	2,089
Total operating costs	$ 8,861	$ 9,113